TAXES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2024
TAXES AND CONTRIBUTIONS
TAXES AND CONTRIBUTIONS

NOTE 12 – TAXES AND CONTRIBUTIONS

	12/31/2024	12/31/2023	12/31/2024	12/31/2023

	Current assets		Current liabilities
IRPJ	1,194,549	2,158,272	26,475	21,278
CSLL	719,676	773,986	10,133	8,397
IRRF/CSRF	607,620	1,172,390	148,513	225,933
PIS/COFINS	68,572	20,033	707,786	583,967
INSS/FGTS	8,244	—	85,876	65,600
PAES/REFIS	—	—	69,492	36,586
ICMS	171,428	68,691	39,801	45,034
ISS	3,504	—	18,810	22,185
Others	57,821	13,855	39,283	13,582
	2,831,414	4,207,227	1,146,169	1,022,562

	Non-current asset		Non-current liability
PIS/COFINS	233,416	201,951	250,153	431,797
IRRF	2,351,320	822,196	32,766	—
ICMS	125,901	106,585	—	—
PAES/REFIS	—	—	89,569	142,984
Others	4,808	22,884	—	—
	2,715,445	1,153,616	372,488	574,781

12.1 Uncertainty over income tax treatments

●	Tax assessement - Calculation of IRPJ and CSLL (Eletrobras)

This is an annulment action brought by the incorporated company Furnas against the National Treasury, to discuss the collection resulting in a tax assessement issued due to alleged irregularities in the calculation of IRPJ and CSLL, in which the reversal of the actuarial liability of Fundação Real Grandeza - FRG was excluded from the Actual Profit Method. Since it is an actuarial surplus, the amount was excluded from the calculation basis and offered for taxation as it is realized. The Federal Government filed a Tax Enforcement to collect the debt, suspended until the Annulment Action becomes final and binding, which has a favorable Judgment on the merits handed down by the TRF - Federal Regional Courts of the 2nd Region, published on December 19, 2024. The total amount in dispute is R$2,060,752, on December 31, 2024 (R$1,976,858, on December 31, 2023). The Company assesses that it is more likely than not that the treatments adopted will be accepted in highest court level.

●	IRPJ and CSLL tax recovery suit – renewal of concessions (CGT Eletrosul)

This is a declaratory action to collect income tax and social contribution on compensation received due to the renewal of concessions, as per provisional measure 579/2012, converted into Law No. 12,783/2013, relating to the acquired company Eletrosul Centrais Elétricas S/A. As of December 31, 2024, the action has an unfavorable judgment on the merits handed down by the TRF of the 4th Region, pending judgment of Special Appeal. The total amount in dispute is R$836,218 (R$733,906, as of December 31, 2023). The Company assesses that it is more likely than not that the treatments adopted will be accepted in the judicial sphere.

12.2 Tax reform

In December 2023, the final text of the Proposed Amendment to the Constitution no. 45/19 was approved, that alters the form of taxation on goods and services (Tax Reform or Reform). Considering the lack of regulation of that first stage of the Reform, it is not yet possible to measure the definitive impacts of the new taxes set up on the Company. The principal discussions revolve around the gradual reduction of tax incentives, the adaptation to the new accessory obligations, the impacts on prices of power contracts (economic-financial equilibrium) and the questions relating to the tax burden during and after the transition period.